OPERATING LEASES - Schedule of Other Operating Lease Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases, Operating [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 3,870
Right-of-use assets obtained in exchange for new lease liabilities	$ 8,188
Weighted-average remaining term (in years)	4 years 3 months 18 days
Weighted-average discount rate	6.90%